UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5851
                                                     ---------------------

                       Colonial InterMarket Income Trust I
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3689
                                                           -------------------

                  Date of fiscal year end:  11/30/2004
                                           ------------------

                  Date of reporting period: 05/31/2004
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

COLONIAL INTERMARKET INCOME TRUST I                            SEMIANNUAL REPORT


MAY 31, 2004

[PHOTO OF NEWSPAPER AND CALCULATOR]


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

PRESIDENT'S MESSAGE

July 21, 2004


Dear Shareholder:

We are pleased to let you know that FleetBoston Financial Corporation and Bank of America Corporation have merged, effective April 1, 2004. As a result of the merger, Columbia Management Group and your Colonial InterMarket Income Trust I became part of the Bank of America family of companies. Looking ahead, we believe this merger will be a real benefit to our shareholders. Preserving and leveraging our strengths, the combined organization intends to deliver additional research and management capabilities, as well as new products. There are no immediate changes planned for fund names, product lines, or customer service contacts.

As you might know, on March 15, 2004, FleetBoston Financial announced an agreement in principle with the staff of the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") to settle charges involving market timing in Columbia Management mutual funds. (You may also know that Bank of America came to a similar settlement in principle at the same time.) The agreement requires the final approval of the SEC and the NYAG. This settlement in principle reflects our strong wish to put this regrettable situation behind us. Columbia Management has taken and will continue to take steps to strengthen policies, procedures and oversight to curb frequent trading of Columbia open-end fund shares.

Both your fund's trustees and Columbia Management are committed to serving the interests of our shareholders, and we will continue to work hard to help you achieve your financial goals.

As always, thank you for choosing Colonial InterMarket Income Trust I, and for giving us the opportunity to help you build a strong financial future.

/s/ Thomas C. Theobald              /s/ J. Kevin Connaughton

Sincerely,

Thomas C. Theobald                          J. Kevin Connaughton
Chairman, Board of Trustees                 President


J. Kevin Connaughton was named president of Colonial InterMarket Income Trust I on February 27, 2004.



Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT

[SIDEBAR DATA]:


PRICE PER SHARE
AS OF 05/31/04 ($)

Net asset value          9.26
-----------------------------
Market price             8.28
-----------------------------


SIX-MONTH (CUMULATIVE)
TOTAL RETURN
AS OF 05/31/04 (%)

Net asset value          1.70
-----------------------------
Market price            -3.59
-----------------------------
Lipper General Bond
Funds Category average   1.58
-----------------------------

All results shown assume reinvestment of distributions.


DISTRIBUTIONS DECLARED
PER SHARE
12/01/03-05/31/04 ($)

                         0.37
-----------------------------



SECURITIES BREAKDOWN
AS OF 05/31/04 (%)

Corporate fixed-income
bonds & notes            40.0
-----------------------------
Foreign government
obligations              30.4
-----------------------------
US government agencies
& obligations            23.7
-----------------------------
Cash equivalents          5.1
-----------------------------
Convertible bonds         0.7
-----------------------------
Common stock              0.1
-----------------------------


TOP 5 FOREIGN COUNTRIES
AS OF 05/31/04 (%)

United Kingdom            4.4
-----------------------------
Canada                    3.3
-----------------------------
Sweden                    2.8
-----------------------------
Mexico                    2.5
-----------------------------
New Zealand               2.3
-----------------------------

Securities breakdown is calculated as a percentage of net assets. Country breakdown is calculated as a percentage of total investments.

Because the trust is actively managed, there is no guarantee that the trust will continue to invest in these sectors or maintain these country weightings in the future.




For the six-month period ended May 31, 2004, Colonial InterMarket Income Trust I generated a total return of 1.70%, based on investment at net asset value. The trust outperformed the Lipper General Bond Funds Category average of 1.58%, primarily, we believe, because it had more of its assets invested in the high-yield sector than other similar funds.1

HIGH-YIELD BONDS CONTINUE TO OUTPERFORM
Continuing a strategy that has been in place for more than a year now, the trust continued to emphasize high-yield securities, which accounted for approximately 40% of total assets. Our enthusiasm for this sector of the market during the period, reflected our assessment that fixed-income investors were being adequately compensated for the risks inherent in low quality bonds. Since late 2002, lower quality bonds have consistently outperformed higher quality bonds.

Throughout the past year, economic recovery in the US has allowed the underlying credit quality of high-yield bonds to improve and the default rate to decline significantly. As demand for low quality bonds increased, some formerly struggling industries have staged impressive rebounds causing them to lose some of their yield advantage versus Treasuries. In general, high-yield bonds and developed foreign government bonds were up in the past six-month period, while US Treasuries and emerging market bonds declined slightly.

During the reporting period, US cable and cellular industries were among the best performers in the high-yield sector, rebounding as the economy improved. Charter Communications (0.7% of net assets), a company that has benefited from turning its operations around and improving its balance sheet, was a standout performer. On the negative side, Delta Air Lines2 (0.1% of net assets), though a small position in the trust, was an underperformer, as were many credits among airline and aerospace companies. The trust had an above-average stake in the airline industry, which came under pressure as fuel prices soared, labor issues multiplied and competition intensified.

FOREIGN BONDS GIVE BACK SOME GAINS
Emerging market bonds, which had performed well in late 2003, were a hindrance to performance during the six-month period. These markets, which generally benefit from global growth and global liquidity, weakened as investors began to anticipate higher short-term interest rates in the United States later this year. The Brazilian market showed particular weakness beginning in early 2004 as investors became concerned about that country's indebtedness and about political reform inertia in advance of municipal elections, which are scheduled later this year.

------------
1 Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.
2  Holdings are disclosed as of May 31, 2004, and are subject to change.

In Europe, interest rates moved slightly lower, while yields on US Treasuries moved higher. These interest rate shifts reflect expectations that growth in the United States will be more robust than growth in Europe. The relative moves in these markets during the period vindicated our strategy of keeping European maturities longer than domestic maturities. The euro finished the six-month period slightly higher versus the dollar. In general, foreign currencies had a neutral to slightly positive effect on trust performance during the period.

LOOKING AHEAD ON INTEREST RATES
Having signaled that they are no longer worried about deflation, the Federal Reserve Board appears to be preparing to raise short-term interest rates.3 Although inflationary pressures are not yet worrisome, we would not be surprised to see the Fed boost rates in increments of one-quarter of a percentage point. Such a scenario would be consistent with the current stage of the economic recovery, and it appears that the fixed-income markets already anticipate this move.

Since we are committed to diversifying the trust's assets across US and foreign government and lower-rated corporate debt securities, the trust begins the next six months with allocations similar to those six months ago. We expect that the trust's significant allocation in high-yield bonds will continue to benefit from US economic growth despite higher interest rates. While the trust's US government bond allocation, at 24%, is still significant, we believe that maintaining shorter maturities within this sector should offer some protection against higher rates.

/s/ Laura A. Ostrander

Laura A. Ostrander has been the portfolio manager of Colonial InterMarket Income Trust I since November 1999 and has co-managed various other trusts for Columbia Management Advisors, Inc. or its predecessors since December 1996.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE INVESTMENT RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE DATA SHOWN.

Investing in fixed-income securities offers the potential for attractive current income and total returns, but also involves certain risks. Investing in high yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer, rising interest rates and risk associated with investing in securities of foreign and emerging markets, including currency exchange rate fluctuations and economic and political change. The value and return of your investment may fluctuate as a result of changes in interest rates; the financial strength of issuers of lower-rated bonds; foreign, political and economic developments; and changes in currency exchange rates.

-----------
3  The Federal Reserve Board raised the fed funds rate to 1.25% on June 30,
   2004.

INVESTMENT PORTFOLIO

May 31, 2004 (Unaudited)



CORPORATE FIXED-INCOME
BONDS & NOTES - 40.0%                      PAR    VALUE ($)
-----------------------------------------------------------
AGRICULTURE - 0.3%
AGRICULTURE PRODUCTION - 0.3%
North Atlantic Trading Co., Inc.,
   9.250% 03/01/12 (a)        USD      100,000       99,750
Seminis, Inc.,
   10.250% 10/01/13                    202,000      218,160
                                                -----------
                  Agriculture Production Total      317,910
                                                -----------
                             AGRICULTURE TOTAL      317,910
                                                -----------

-----------------------------------------------------------
CONSTRUCTION - 1.9%
BUILDING CONSTRUCTION - 1.9%
Associated Materials, Inc.:
   (b) 03/01/14
   (11.250% 03/01/09) (a)               85,000       55,675
   9.750% 04/15/12                     125,000      136,875
Atrium Companies, Inc.:
   10.500% 05/01/09                    195,000      204,750
   10.500% 05/01/09 (a)                 90,000       94,500
D.R. Horton, Inc.,
   9.750% 09/15/10                     400,000      456,000
K. Hovnanian Enterprises, Inc.:
   8.875% 04/01/12                      25,000       26,062
   10.500% 10/01/07                    125,000      143,438
Norcraft Companies,
   9.000% 11/01/11 (a)                  65,000       68,575
Nortek Holdings, Inc.,
   (b) 05/15/11
   (10.000% 11/15/07) (a)              235,000      175,075
Standard Pacific Corp.,
   9.250% 04/15/12                     185,000      197,950
U.S. Concrete, Inc.,
   8.375% 04/01/14 (a)                 115,000      114,138
WII Components, Inc.,
   10.000% 02/15/12 (a)                140,000      137,900
William Lyon Homes, Inc.,
   10.750% 04/01/13                     90,000       99,675
                                                -----------
                   Building Construction Total    1,910,613
                                                -----------
                            CONSTRUCTION TOTAL    1,910,613
                                                -----------

-----------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 1.5%
DEPOSITORY INSTITUTIONS - 0.7%
Euro Investment Bank,
   7.625% 12/07/07            GBP      295,000      577,176
Western Financial Bank,
   9.625% 05/15/12            USD       90,000       97,650
                                                -----------
                 Depository Institutions Total      674,826
                                                -----------

FINANCIAL SERVICES - 0.7%
Dollar Financial Group, Inc.,
   9.750% 11/15/11                     170,000      173,400
FINOVA Group, Inc.,
   7.500% 11/15/09                     234,595      129,027
Global Cash Access LLC/
   Global Cash Finance Group,
   8.750% 03/15/12 (a)                 140,000      144,900



                                           PAR    VALUE ($)
-----------------------------------------------------------
LaBranche & Co., Inc.,
   11.000% 05/15/12 (a)       USD      210,000      214,200
Thornburg Mortgage, Inc.,
   8.000% 05/15/13                     110,000      108,350
                                                -----------
                      Financial Services Total      769,877
                                                -----------

REAL ESTATE - 0.1%
Forest City Enterprises, Inc.,
   7.625% 06/01/15                      70,000       72,450
                                                -----------
                             Real Estate Total       72,450
                                                -----------
                         FINANCE, INSURANCE &
                             REAL ESTATE TOTAL    1,517,153
                                                -----------

-----------------------------------------------------------
MANUFACTURING - 13.0%
APPAREL - 0.4%
Broder Brothers Co.,
   11.250% 10/15/10                     95,000       91,675
Levi Strauss & Co.,
   12.250% 12/15/12                    180,000      163,800
Phillips-Van Heusen Corp.:
   7.250% 02/15/11 (a)                  65,000       65,000
   8.125% 05/01/13                      60,000       62,100
Warnaco, Inc.,
   8.875% 06/15/13                      45,000       47,588
                                                -----------
                                 Apparel Total      430,163
                                                -----------

AUTO PARTS & EQUIPMENT - 0.3%
Accuride Corp.,
   9.250% 02/01/08                      65,000       66,138
Dana Corp.,
   9.000% 08/15/11                      95,000      107,588
Delco Remy International, Inc.:
   9.375% 04/15/12 (a)                  25,000       24,187
   11.000% 05/01/09                    105,000      110,250
TRW Automotive, Inc.,
   9.375%  02/15/13                     31,000       34,332
                                                -----------
                  Auto Parts & Equipment Total      342,495
                                                -----------

CHEMICALS & ALLIED PRODUCTS - 2.2%
Avecia Group PLC,
   11.000% 07/01/09                    140,000      102,900
Bio-Rad Laboratories, Inc.,
   7.500% 08/15/13                     150,000      155,250
Equistar Chemicals LP:
   10.125% 09/01/08                    130,000      141,050
   10.625% 05/01/11                     85,000       93,075
Huntsman ICI Holdings LLC,
   (c) 12/31/09                        850,000      416,500
IMC Global, Inc.,
   10.875% 08/01/13                    140,000      168,000
INVISTA,
   9.250% 05/01/12 (a)                  90,000       89,325
Koppers Industries, Inc.,
   9.875% 10/15/13 (a)                 160,000      172,000
Leiner Health Products, Inc.,
   11.000% 06/01/12 (a)                 35,000       36,225



See notes to investment portfolio.

May 31, 2004 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR    VALUE ($)
-----------------------------------------------------------
MANUFACTURING (CONTINUED)
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
Lyondell Chemical Co.:
   9.625% 05/01/07            USD      190,000      197,600
   9.875% 05/01/07                      15,000       15,600
NOVA Chemicals Corp.,
   6.500% 01/15/12                      70,000       68,758
Terra Capital, Inc.,
   12.875% 10/15/08                    215,000      255,850
UAP Holding Corp.:
   (b) 07/15/12
   (10.750% 01/15/08) (a)              125,000       97,500
   8.250% 12/15/11 (a)                 110,000      123,200
Westlake Chemical Corp.,
   8.750% 07/15/11                      85,000       91,800
                                                -----------
             Chemicals & Allied Products Total    2,224,633
                                                -----------

ELECTRONIC & ELECTRICAL EQUIPMENT - 0.2%
Lucent Technologies, Inc.,
   6.450% 03/15/29                     125,000       94,375
Stratus Technologies, Inc.,
   10.375% 12/01/08 (a)                 90,000       87,750
                                                -----------
       Electronic & Electrical Equipment Total      182,125
                                                -----------

FABRICATED METAL - 0.2%
Earle M. Jorgensen Co.,
   9.750% 06/01/12                     175,000      190,750
Metallurg, Inc.,
   11.000% 12/01/07                     80,000       38,400
                                                -----------
                        Fabricated Metal Total      229,150
                                                -----------

FOOD & KINDRED PRODUCTS - 1.7%
Constellation Brands, Inc.,
   8.125% 01/15/12                     125,000      131,250
Del Monte Corp.,
   9.250% 05/15/11                     280,000      300,300
Dole Food Co., Inc.,
   8.625% 05/01/09                     185,000      186,850
Merisant Co.,
   9.500% 07/15/13 (a)                  90,000       96,300
Pinnacle Foods,
   8.250% 12/01/13 (a)                 170,000      167,875
Premier International Foods PLC,
   12.000% 09/01/09                    500,000      531,250
Roundy's, Inc.,
   8.875% 06/15/12                     180,000      192,600
Tabletop Holdings, Inc.,
   (b) 05/15/14
   (12.250% 11/15/08) (a)              230,000      128,800
                                                -----------
                 Food & Kindred Products Total    1,735,225
                                                -----------

FURNITURE & FIXTURES - 0.3%
Congoleum Corp.,
   8.625% 08/01/08 (d)                  95,000       69,350





                                           PAR    VALUE ($)
------------------------------------------------------------
Juno Lighting, Inc.,
   11.875% 07/01/09           USD      135,000      143,775
Tempur-Pedic, Inc.,
   10.250% 08/15/10                     85,000       96,050
                                                -----------
                    Furniture & Fixtures Total      309,175
                                                -----------

HOUSEHOLD PRODUCTS - 0.1%
Elizabeth Arden, Inc.,
   7.750% 01/15/14 (a)                 110,000      109,450
                                                -----------
                      Household Products Total      109,450
                                                -----------

LUMBER & WOOD - 0.1%
Millar Western Forest Products,
   7.750% 11/15/13 (a)                  95,000       95,475
                                                -----------
                           Lumber & Wood Total       95,475
                                                -----------

MISCELLANEOUS MANUFACTURING - 2.2%
Consolidated Container Co. LLC,
   (b) 06/15/09
   (10.750% 06/15/07) (a)              120,000       89,400
Crown European Holdings SA,
   10.875% 03/01/13                    135,000      151,200
FastenTech, Inc.,
   11.500% 05/01/11 (a)                185,000      198,875
Flowserve Corp.,
   12.250% 08/15/10                    140,000      158,200
J.B. Poindexter & Co.,
   8.750% 03/15/14 (a)                 140,000      137,900
MAAX Corp.,
   9.750% 06/15/12 (a)(e)               85,000       87,125
Mueller Group, Inc.,
   10.000% 05/01/12 (a)                125,000      128,125
Navistar International Corp.,
   7.500% 06/15/11 (e)                  60,000       60,150
Portola Packaging, Inc.,
   8.250% 02/01/12 (a)                  90,000       75,150
Rexnord Corp.,
   10.125% 12/15/12                     90,000       97,200
Solo Cup Co.,
   8.500% 02/15/14 (a)                  60,000       60,000
SPX Corp.,
   7.500% 01/01/13                     115,000      117,012
Superior Essex Communications LLC,
   9.000% 04/15/12 (a)                 110,000      105,050
Tekni-Plex, Inc.,
   12.750% 06/15/10                    215,000      215,000
Terex Corp.,
   10.375% 04/01/11                    125,000      138,750
TriMas Corp.,
   9.875% 06/15/12                     315,000      335,475
Trinity Industries, Inc.,
   6.500% 03/15/14 (a)                  70,000       65,800
Valmont Industries, Inc.,
   6.875% 05/01/14 (a)                  45,000       44,100
                                                -----------
             Miscellaneous Manufacturing Total    2,264,512
                                                -----------


See notes to investment portfolio.

May 31, 2004 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR    VALUE ($)
------------------------------------------------------------
MANUFACTURING (CONTINUED)
PAPER PRODUCTS - 0.9%
Applied Extrusion Technologies, Inc.,
   10.750% 07/01/11           USD      120,000       76,200
Buckeye Technologies, Inc.,
   8.500% 10/01/13                      30,000       30,600
Caraustar Industries, Inc.,
   9.875% 04/01/11                     115,000      114,425
Georgia-Pacific Corp.,
   8.000% 01/15/24 (a)                  60,000       58,350
MDP Acquisitions PLC,
   9.625% 10/01/12                     235,000      253,800
Newark Group, Inc.,
   9.750% 03/15/14 (a)                  85,000       80,325
Norske Skog Canada Ltd.:
   7.375% 03/01/14 (a)                  45,000       44,004
   8.625% 06/15/11                      60,000       63,300
Smurfit-Stone Container Corp.,
   8.250% 10/01/12                     110,000      111,650
Tembec Industries, Inc.,
   8.500% 02/01/11                      50,000       49,500
                                                -----------
                          Paper Products Total      882,154
                                                -----------

PRIMARY METAL - 0.9%
Bayou Steel Corp.,
   9.000% 03/31/11                     125,000      113,125
Kaiser Aluminum & Chemical Corp.:
   9.875% 02/15/49 (f)                 250,000      247,500
   10.875% 10/15/06 (f)                 25,000       24,750
Oregon Steel Mills, Inc.,
   10.000% 07/15/09                    115,000      118,450
Steel Dynamics, Inc.:
   9.500% 03/15/09                      35,000       38,325
   9.500% 03/15/09 (a)                  35,000       38,325
UCAR Finance, Inc.,
   10.250% 02/15/12                    155,000      171,275
Wise Metals Group LLC,
   10.250% 05/15/12 (a)                135,000      136,350
                                                -----------
                           Primary Metal Total      888,100
                                                -----------

PRINTING & PUBLISHING - 2.2%
Advanstar Communications, Inc.,
   12.000% 02/15/11                    210,000      222,600
Dex Media, Inc.:
   (b) 11/15/13
   (9.000% 11/15/08) (a)               105,000       67,725
   8.000% 11/15/13 (a)                 125,000      118,750
Dex Media East LLC,
   12.125% 11/15/12                    260,000      302,900
Dex Media West LLC,
   9.875% 08/15/13 (a)                 120,000      132,150
Haights Cross Communications:
   (b) 08/15/11
   (12.500% 02/01/09) (a)              135,000       73,575
   11.750% 08/15/11                    125,000      134,375





                                           PAR    VALUE ($)
------------------------------------------------------------
Hollinger, Inc.,
   11.875% 03/01/11 (a)       USD      130,000      151,125
PriMedia, Inc.,
   8.875% 05/15/11                     195,000      194,512
Quebecor Media, Inc.,
   11.125% 07/15/11                    275,000      311,438
Sheridan Group,
   10.250% 08/15/11 (a)                105,000      111,038
Von Hoffmann Corp.,
   10.250% 03/15/09                    250,000      248,750
Yell Finance BV,
   10.750% 08/01/11                    165,000      191,400
                                                -----------
                   Printing & Publishing Total    2,260,338
                                                -----------

STONE, CLAY, GLASS & CONCRETE - 0.4%
Owens-Brockway Glass Container,
   8.250% 05/15/13                     245,000      242,550
Owens-Illinois, Inc.:
   7.350% 05/15/08                     160,000      153,600
   7.500% 05/15/10                      35,000       32,900
                                                -----------
           Stone, Clay, Glass & Concrete Total      429,050
                                                -----------

TEXTILE MILL PRODUCTS - 0.1%
Collins & Aikman Floorcovering, Inc.,
   9.750% 02/15/10                     100,000      101,500
                                                -----------
                   Textile Mill Products Total      101,500
                                                -----------

TRANSPORTATION EQUIPMENT - 0.8%
BE Aerospace, Inc.,
   8.875% 05/01/11                     155,000      146,475
Dura Operating Corp.:
   8.625% 04/15/12                     155,000      156,550
   9.000% 05/01/09                     130,000      126,100
Hexcel Corp.,
   9.750% 01/15/09                     150,000      156,375
Newcor, Inc., PIK,
   6.000% 01/31/13 (g)                 165,817      101,148
Sequa Corp.,
   8.875% 04/01/08                      95,000      100,700
                                                -----------
                Transportation Equipment Total      787,348
                                                -----------
                           MANUFACTURING TOTAL   13,270,893
                                                -----------

-----------------------------------------------------------
MINING & ENERGY - 3.0%
OIL & GAS EXTRACTION - 2.3%
Benton Oil & Gas Co.,
   9.375% 11/01/07                     140,000      142,800
Chesapeake Energy Corp.,
   7.500% 06/15/14 (a)                  60,000       61,800
Coastal Corp.,
   7.750% 06/15/10                     250,000      220,000
Compton Petroleum Corp.,
   9.900% 05/15/09                     135,000      146,475
Denbury Resources, Inc.,
   7.500% 04/01/13                      35,000       35,000



See notes to investment portfolio.

May 31, 2004 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR    VALUE ($)
-----------------------------------------------------------
MINING & ENERGY (CONTINUED)
OIL & GAS EXTRACTION (CONTINUED)
Encore Acquisition Co.,
   8.375% 06/15/12            USD      135,000      143,100
Energy Partners Ltd.,
   8.750% 08/01/10                      90,000       93,150
Forest Oil Corp.,
   8.000% 06/15/08                     170,000      178,925
Magnum Hunter Resources, Inc.,
   9.600% 03/15/12                     110,000      119,900
Gazprom,
   9.625% 03/01/13                     400,000      410,400
PDVSA Finance Ltd.,
   6.250% 02/15/06            EUR      165,750      199,859
PEMEX Finance Ltd.:
   9.150% 11/15/18            USD      205,000      249,501
   10.610% 08/15/17                    135,000      177,987
Whiting Petroleum Corp.,
   7.250% 05/01/12 (a)                 180,000      180,450
                                                -----------
                    Oil & Gas Extraction Total    2,359,347
                                                -----------

OIL & GAS FIELD SERVICES - 0.7%
CHC Helicopter Corp.,
   7.375% 05/01/14 (a)                 120,000      117,300
J. Ray McDermott SA,
   11.000% 12/15/13 (a)                 75,000       71,062
Newpark Resources, Inc.,
   8.625% 12/15/07                     120,000      123,000
Petroleum Helicopters, Inc.,
   9.375% 05/01/09                     225,000      234,000
Premcor Refining Group, Inc.,
   7.500% 06/15/15                     105,000      107,100
                                                -----------
                Oil & Gas Field Services Total      652,462
                                                -----------
                         MINING & ENERGY TOTAL    3,011,809
                                                -----------

-----------------------------------------------------------
RETAIL TRADE - 0.6%
APPAREL & ACCESSORY STORES - 0.1%
Saks, Inc.,
   7.000% 12/01/13                      39,000       38,415
                                                -----------
              Apparel & Accessory Stores Total       38,415
                                                -----------

MISCELLANEOUS RETAIL - 0.5%
Asbury Automotive Group, Inc.,
   8.000% 03/15/14                     130,000      120,250
Finlay Fine Jewelry Corp.,
   8.375% 06/01/12 (a)(e)              120,000      122,100
Nebraska Book Co., Inc.,
   8.625% 03/15/12 (a)                  85,000       83,938
Rite Aid Corp.,
   9.250% 06/01/13                     200,000      205,000
                                                -----------
                    Miscellaneous Retail Total      531,288
                                                -----------
                            RETAIL TRADE TOTAL      569,703
                                                -----------
-----------------------------------------------------------



                                           PAR    VALUE ($)
-----------------------------------------------------------
SERVICES - 6.2%
AMUSEMENT & RECREATION - 3.9%
American Casino & Entertainment
   Properties LLC,
   7.850% 02/01/12 (a)        USD      165,000      165,413
Ameristar Casinos, Inc.,
   10.750% 02/15/09                    150,000      171,750
AMF Bowling Worldwide, Inc.,
   10.000% 03/01/10 (a)                105,000      106,575
Bombardier Recreational Products,
   8.375% 12/15/13 (a)                 200,000      188,000
Boyd Gaming Corp.,
   8.750% 04/15/12                      60,000       63,750
Cinemark, Inc.,
   (b) 03/15/14
   (9.750% 03/15/09) (a)               180,000      114,300
Circus-Circus & Eldorado/Silver Legacy,
   10.125% 03/01/12                     85,000       84,788
Equinox Holdings, Inc.,
   9.000% 12/15/09 (a)                 170,000      170,850
Hard Rock Hotel, Inc.,
   8.875% 06/01/13                     135,000      137,025
Hollywood Casino Shreveport,
   13.000% 08/01/06 (h)                410,000      303,400
Inn of the Mountain Gods
   Resort & Casino,
   12.000% 11/15/10 (a)                110,000      119,350
Mohegan Tribal Gaming Authority:
   8.000% 04/01/12                     220,000      232,100
   8.375% 07/01/11                      90,000       96,300
Park Place Entertainment Corp.,
   9.375% 02/15/07                     200,000      216,000
Pinnacle Entertainment, Inc.:
   8.250% 03/15/12 (a)                 155,000      146,862
   8.750% 10/01/13                     275,000      269,500
Premier Entertainment Biloxi LLC,
   10.750% 02/01/12 (a)                 90,000       94,725
River Rock Entertainment,
   9.750% 11/01/11 (a)                 140,000      148,400
Seneca Gaming Corp.,
   7.250% 05/01/12 (a)                 145,000      143,550
Six Flags, Inc.,
   9.500% 02/01/09                     375,000      382,031
Station Casinos, Inc.:
   6.000% 04/01/12                      70,000       66,675
   6.875% 03/01/16                     125,000      118,125
Town Sports International, Inc.,
   (b) 02/01/14
   (11.000% 02/01/09) (a)              175,000       86,625
Vail Resorts, Inc.,
   6.750% 02/15/14 (a)                 115,000      106,950
Warner Music Group,
   7.375% 04/15/14 (a)                 150,000      146,250
Wynn Las Vegas LLC,
   12.000% 11/01/10                    105,000      122,850
                                                -----------
                  Amusement & Recreation Total    4,002,144
                                                -----------





See notes to investment portfolio.

May 31, 2004 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR    VALUE ($)
-----------------------------------------------------------
SERVICES (CONTINUED)
AUTO EQUIPMENT & RENTAL SERVICES - 0.3%
NationsRent, Inc.,
   9.500% 10/15/10 (a)        USD      205,000      217,300
Williams Scotsman, Inc.,
   9.875% 06/01/07                      80,000       78,800
                                                -----------
        Auto Equipment & Rental Services Total      296,100
                                                -----------

BUSINESS SERVICES - 0.1%
Xerox Corp.,
   7.125% 06/15/10                      70,000       70,000
                                                -----------
                       Business Services Total       70,000
                                                -----------

FUNERAL SERVICES - 0.2%
Service Corp. International,
   7.700% 04/15/09                     180,000      186,300
                                                -----------
                        Funeral Services Total      186,300
                                                -----------

HEALTH SERVICES - 1.3%
Coventry Health Care, Inc.,
   8.125% 02/15/12                     195,000      217,425
HCA, Inc.,
   8.750% 09/01/10                      90,000      101,210
InSight Health Services Corp.,
   9.875% 11/01/11                     160,000      162,800
MedQuest, Inc.,
   11.875% 08/15/12                    200,000      225,000
PacifiCare Health Systems, Inc.,
   10.750% 06/01/09                     55,000       62,838
Team Health, Inc.,
   9.000% 04/01/12 (a)                 125,000      118,125
Tenet Healthcare Corp.:
   5.375% 11/15/06                      55,000       51,838
   6.375% 12/01/11                     230,000      195,500
United Surgical Partners
   International, Inc.,
   10.000% 12/15/11                    165,000      186,038
                                                -----------
                         Health Services Total    1,320,774
                                                -----------

HOTELS, CAMPS & LODGING - 0.2%
Starwood Hotels & Resorts
   Worldwide, Inc.,
   7.875% 05/01/12                     250,000      263,125
                                                -----------
                 Hotels, Camps & Lodging Total      263,125
                                                -----------

OTHER SERVICES - 0.2%
Corrections Corp. of America,
   9.875% 05/01/09                     140,000      154,700
GEO Group, Inc.,
   8.250% 07/15/13                      70,000       68,950
                                                -----------
                          Other Services Total      223,650
                                                -----------
                                SERVICES TOTAL    6,362,093
                                                -----------
-----------------------------------------------------------


                                           PAR    VALUE ($)
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 13.0%
AEROSPACE - 0.2% TransDigm, Inc.,
   8.375% 07/15/11            USD      110,000      111,100
Vought Aircraft Industries, Inc.,
   8.000% 07/15/11 (a)                  70,000       67,025
                                                -----------
                               Aerospace Total      178,125
                                                -----------

AIR TRANSPORTATION - 0.5%
Continental Airlines, Inc.,
   7.568% 12/01/06                     170,000      143,650
Delta Air Lines, Inc.,
   7.900% 12/15/09                     185,000       92,500
Northwest Airlines, Inc.,
   9.875% 03/15/07                     185,000      136,900
United Air Lines, Inc.,
   1.340% 03/02/49 (i)                 153,607      143,622
                                                -----------
                      Air Transportation Total      516,672
                                                -----------

BROADCASTING - 1.2%
CanWest Media, Inc.,
   10.625% 05/15/11                    190,000      212,800
Granite Broadcasting Corp.,
   9.750% 12/01/10 (a)                 190,000      181,450
Sinclair Broadcast Group, Inc.,
   8.750% 12/15/11                     170,000      181,900
Spanish Broadcasting System, Inc.,
   9.625% 11/01/09                     210,000      221,550
TV Azteca SA de CV,
   10.500% 02/15/07                    275,000      274,312
XM Satellite Radio Holdings, Inc.,
   6.650% 05/01/09 (a)(i)              110,000      110,000
                                                -----------
                            Broadcasting Total    1,182,012
                                                -----------

CABLE - 2.1%
Atlantic Broadband Finance LLC,
   9.375% 01/15/14 (a)                 145,000      134,850
Cablevision Systems Corp.,
   5.670% 04/01/09 (a)(i)              125,000      127,500
Charter Communications Holdings LLC:
   9.920% 04/01/11                     665,000      543,637
   10.250% 09/15/10 (a)                175,000      177,625
CSC Holdings, Inc.:
   6.750% 04/15/12 (a)                  70,000       67,200
   7.625% 04/01/11                      10,000       10,125
DirecTV Holdings LLC,
   8.375% 03/15/13                     130,000      144,300
EchoStar DBS Corp.,
   6.375% 10/01/11 (a)                 190,000      185,250
Insight Communications Co., Inc.,
   (b) 02/15/11
   (12.250% 02/15/06)                  180,000      158,400
Insight Midwest LP,
   9.750% 10/01/09                      95,000       99,988


See notes to investment portfolio.

May 31, 2004 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR    VALUE ($)
------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
CABLE (CONTINUED)
Northland Cable Television, Inc.,
   10.250% 11/15/07           USD      205,000      201,412
NTL Cable PLC,
   8.750% 04/15/14 (a)                 105,000      106,575
Pegasus Satellite Communications, Inc.,
   11.250% 01/15/10 (a)(f)              85,000       46,750
Telenet Group Holdings NV,
   (b) 06/15/14
   (11.500% 12/15/08) (a)              170,000      104,550
                                                -----------
                                   Cable Total    2,108,162
                                                -----------

COMMUNICATION SERVICES - 0.1%
Dobson Communications Corp.,
   8.875% 10/01/13                     190,000      148,675
                                                -----------
                  Communication Services Total      148,675
                                                -----------

ELECTRIC, GAS & SANITARY SERVICES - 0.8%
Allied Waste North America, Inc.:
   6.500% 11/15/10 (a)                 145,000      140,287
   8.500% 12/01/08                     340,000      367,200
CMS Energy Corp.,
   8.900% 07/15/08                     175,000      183,312
Waste Services, Inc.,
   9.500% 04/15/14 (a)                  95,000       95,712
                                                -----------
       Electric, Gas & Sanitary Services Total      786,511
                                                -----------

ELECTRIC SERVICES - 0.5%
Beaver Valley Funding Corp.,
   9.000% 06/01/17                     165,000      186,450
Illinois Power Co.,
   11.500% 12/15/10                     50,000       58,875
Nevada Power Co.:
   9.000% 08/15/13 (a)                  75,000       81,094
   10.875% 10/15/09                    150,000      168,750
NRG Energy, Inc.,
   8.000% 12/15/13 (a)                  60,000       60,000
                                                -----------
                       Electric Services Total      555,169
                                                -----------

INDEPENDENT POWER PRODUCERS - 1.9%
AES Corp.:
   9.000% 05/15/15 (a)                 225,000      238,500
   9.500% 06/01/09                     132,000      137,280
Caithness Coso Funding Corp.,
   9.050% 12/15/09                     188,325      203,391
Calpine Canada Energy Finance ULC,
   8.500% 05/01/08                      90,000       53,550
Calpine Corp.,
   8.500% 07/15/10 (a)                 155,000      129,812
Calpine Generating Co. LLC:
   10.250% 04/01/11 (a)(i)             160,000      140,800
   11.500% 04/01/11 (a)                180,000      154,800





                                           PAR    VALUE ($)
-----------------------------------------------------------
Dynegy Holdings, Inc.:
   6.875% 04/01/11            USD      130,000      106,600
   9.875% 07/15/10 (a)                  70,000       73,500
Edison Mission Energy,
   9.875% 04/15/11                     170,000      170,000
MSW Energy Holdings LLC:
   7.375% 09/01/10 (a)                  50,000       49,250
   8.500% 09/01/10                     190,000      196,650
Orion Power Holdings, Inc.,
   12.000% 05/01/10                    110,000      133,650
PSE&G Energy Holdings, Inc.,
   8.625% 02/15/08                     190,000      204,250
                                                -----------
             Independent Power Producers Total    1,992,033
                                                -----------

MARINE TRANSPORTATION - 0.2%
Stena AB:
   7.500% 11/01/13                      70,000       70,350
   9.625% 12/01/12                     115,000      129,950
                                                -----------
                   Marine Transportation Total      200,300
                                                -----------

PIPELINES - 0.8%
Northwest Pipelines Corp.,
   8.125% 03/01/10                      55,000       59,056
Sonat, Inc.:
   6.875% 06/01/05                     100,000      100,250
   7.625% 07/15/11                     335,000      292,288
Southern Natural Gas Co.,
   8.875% 03/15/10                      95,000      103,075
Williams Companies, Inc.,
   8.125% 03/15/12                     265,000      279,575
                                                -----------
                               Pipelines Total      834,244
                                                -----------

RADIOTELEPHONE COMMUNICATIONS - 2.1%
AirGate PCS, Inc.,
   9.375% 09/01/09                      13,800       13,524
American Towers, Inc.,
   7.250% 12/01/11                      90,000       89,550
iPCS Escrow Co.,
   11.500% 05/01/12 (a)                 70,000       71,050
Nextel Communications, Inc.,
   7.375% 08/01/15                     330,000      333,300
Nextel Partners, Inc.,
   8.125% 07/01/11                     325,000      333,125
Rogers Cantel, Inc.,
   9.750% 06/01/16                     245,000      281,750
Rural Cellular Corp.,
   8.250% 03/15/12 (a)                  90,000       92,475
SBA Communications Corp.,
   (b) 12/15/11
   (9.750% 12/15/07) (a)               100,000       73,250
   10.250% 02/01/09                    235,000      233,238
SpectraSite, Inc.,
   8.250% 05/15/10                      90,000       93,150




See notes to investment portfolio.

May 31, 2004 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR    VALUE ($)
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES (CONTINUED)
RADIOTELEPHONE COMMUNICATIONS (CONTINUED)
US Unwired, Inc.,
   (b) 11/01/09
   (13.375% 11/01/04)         USD      330,000      343,200
Western Wireless Corp.,
   9.250% 07/15/13                     145,000      149,894
                                                -----------
           Radiotelephone Communications Total    2,107,506
                                                -----------

RAILROAD - 0.3%
Kansas City Southern Railway Co.,
   7.500% 06/15/09                     100,000      101,000
TFM SA de CV,
   12.500% 06/15/12                    155,000      164,300
                                                -----------
                                Railroad Total      265,300
                                                -----------

TELECOMMUNICATIONS - 1.8%
ACC Escrow Corp.,
   10.000% 08/01/11                    105,000       92,137
Amkor Technology, Inc.,
   9.250% 02/15/08                     130,000      137,150
Axtel SA de CV,
   11.000% 12/15/13 (a)                180,000      169,200
Carrier1 International SA,
   13.250% 02/15/09 (f)                450,000       40,500
Cincinnati Bell, Inc.,
   8.375% 01/15/14                     135,000      121,500
FairPoint Communications, Inc.,
   11.875% 03/01/10                    120,000      136,200
Horizon PCS, Inc.,
   13.750% 06/15/11 (f)                195,000       68,250
Level 3 Communications, Inc.,
   10.500% 12/01/08                    170,000      130,900
Qwest Capital Funding, Inc.:
   7.250% 02/15/11                     370,000      306,175
   7.750% 02/15/31                     175,000      135,625
Qwest Corp.,
   13.500% 12/15/10 (a)                285,000      328,106
Time Warner Telecom, Inc.:
   9.750% 07/15/08                     205,000      191,675
   10.125% 02/01/11                     30,000       27,150
                                                -----------
                      Telecommunications Total    1,884,568
                                                -----------

TRANSPORTATION SERVICES - 0.5%
Allied Holdings, Inc.,
   8.625% 10/01/07                     105,000       98,962
QDI LLC,
   9.000% 11/15/10 (a)                 160,000      150,400
Ship Finance International Ltd.,
   8.500% 12/15/13 (a)                 250,000      233,045





                                           PAR    VALUE ($)
-----------------------------------------------------------
Teekay Shipping Corp.,
   8.875% 07/15/11            USD       45,000       49,275
                                                -----------
                 Transportation Services Total      531,682
                                                -----------
                               TRANSPORTATION,
                     COMMUNICATIONS, ELECTRIC,
                 GAS & SANITARY SERVICES TOTAL   13,290,959
                                                -----------

-----------------------------------------------------------
WHOLESALE TRADE - 0.5%
DURABLE GOODS - 0.5%
Amscan Holdings, Inc.,
   8.750% 05/01/14 (a)                 150,000      149,250
Playtex Products, Inc.,
   9.375% 06/01/11                     250,000      241,250
Steinway Musical Instruments, Inc.,
   8.750% 04/15/11                      85,000       91,800
                                                -----------
                           Durable Goods Total      482,300
                                                -----------
                         WHOLESALE TRADE TOTAL      482,300
                                                -----------

TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
   (cost of $39,802,200)                         40,733,433
                                                -----------

FOREIGN GOVERNMENT OBLIGATIONS - 30.4%
-----------------------------------------------------------
German Republic:
   5.375% 01/04/10            EUR      805,000    1,063,944
   6.000% 07/04/07                     800,000    1,058,106
Government of Canada,
   10.000% 06/01/08           CAD    1,800,000    1,618,344
Government of New Zealand:
   6.000% 11/15/11            NZD    1,940,000    1,208,897
   6.500% 04/15/13                   1,885,000    1,209,748
Government of Poland,
   8.500% 05/12/07            PLN    2,225,000      600,977
Hellenic Republic of Greece,
   5.350% 05/18/11            EUR      750,000      985,903
Kingdom of Norway,
   5.500% 05/15/09            NOK    3,360,000      530,965
Kingdom of Spain,
   5.500% 07/30/17            EUR      820,000    1,089,591
Kingdom of Sweden:
   5.000% 01/28/09            SEK   13,595,000    1,905,539
   5.500% 10/08/12                   1,870,000      267,551
   6.750% 05/05/14                   3,200,000      499,394
Republic of Brazil:
   2.125% 04/15/12 (i)        USD      442,355      361,625
   9.250% 10/22/10                     320,000      296,000
   11.000% 08/17/40                    397,000      355,712
   11.500% 04/02/09           EUR      325,000      405,651
   14.500% 10/15/09           USD      810,000      917,325
Republic of Bulgaria:
   2.000% 07/28/24 (i)                 710,000      708,225
   8.250% 01/15/15                     325,000      364,000
Republic of Colombia:
   10.000% 01/23/12                    520,000      521,300
   10.750% 01/15/13                    170,000      175,950
   11.500% 05/31/11           EUR      225,000      303,584
   11.750% 02/25/20           USD      370,000      391,275




See notes to investment portfolio.

May 31, 2004 (Unaudited)



FOREIGN GOVERNMENT
OBLIGATIONS (CONTINUED)                    PAR    VALUE ($)
-----------------------------------------------------------
Republic of Hungary,
   6.250% 06/12/07            HUF   60,000,000      263,854
Republic of Italy,
   5.000% 02/01/12            EUR    1,655,000    2,129,972
Republic of Panama:
   8.125% 04/28/34            USD      260,000      231,400
   8.875% 09/30/27                     250,000      238,125
Republic of Peru,
   9.875% 02/06/15                     450,000      454,500
Republic of Philippines,
   8.250% 01/15/14                     255,000      240,465
Republic of South Africa:
   5.250% 05/16/13            EUR      545,000      638,854
   6.500% 06/02/14 (e)        USD      360,000      359,280
   13.000% 08/31/10           ZAR    3,645,000      625,806
Republic of Venezuela,
   9.250% 09/15/27            USD      577,000      486,122
Russian Federation:
   5.000% 03/31/30                     715,000      651,544
   11.000% 07/24/18                    300,000      376,650
   12.750% 06/24/28                    595,000      866,320
   7.500% 08/15/08            AUD    1,585,000    1,203,753
United Kingdom:
   5.000% 03/07/12            GBP      645,000    1,168,536
   7.500% 12/07/06                     450,000      871,224
   9.000% 07/12/11                     415,000      931,999
United Mexican States:
   7.500% 03/08/10            EUR      385,000      526,047
   7.500% 04/08/33            USD    1,251,000    1,220,976
   11.375% 09/15/16                    190,000      266,000
Western Australia Treasury Corp.,
   7.000% 04/15/11            AUD      570,000      429,031
                                                -----------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (cost of $30,170,362)                         31,020,064
                                                -----------

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 23.7%
-----------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 3.2%
Federal Farm Credit Bank,
   5.000% 08/25/10            USD      900,000      901,730
Federal National Mortgage Association,
   6.500% 06/14/34
   To Be Announced (e)               1,895,000    1,961,916
Government National Mortgage Association:
   9.000% 04/15/16 - 12/15/16          205,202      229,583
   10.500% 07/15/19 - 07/15/20          25,999       29,345
   11.000% 01/15/18 - 05/15/19         143,791      163,094
                                                -----------
                U.S. Government Agencies Total    3,285,668
                                                -----------




                                           PAR    VALUE ($)
-----------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 20.5%
U.S. Treasury Bonds & Notes:
   4.875% 02/15/12            USD      270,000      277,984
   7.000% 07/15/06                   1,700,000    1,851,805
   7.500% 11/15/24                     865,000    1,089,157
   8.875% 02/15/19                     672,000      926,703
   10.375% 11/15/12                  1,520,000    1,868,174
   10.625% 08/15/15                  2,780,000    4,165,658
   11.625% 11/15/04                  1,750,000    1,830,801
   12.500% 08/15/14                  6,354,000    8,911,981
                                                -----------
             U.S. Government Obligations Total   20,922,263
                                                -----------

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
   (cost of $25,253,328)                         24,207,931
                                                -----------

CONVERTIBLE BONDS - 0.7%
-----------------------------------------------------------
MANUFACTURING - 0.4%

ELECTRONIC & ELECTRICAL EQUIPMENT - 0.4%
Nortel Networks Corp.,
   4.250% 09/01/08                     430,000      394,000
                                                -----------
       Electronic & Electrical Equipment Total      394,000
                                                -----------
                           MANUFACTURING TOTAL      394,000
                                                -----------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.3%
INDEPENDENT POWER PRODUCERS - 0.1%
Mirant Corp.,
   2.500% 06/15/21 (f)                 125,000       69,424
                                                -----------
             Independent Power Producers Total       69,424
                                                -----------

TELECOMMUNICATIONS - 0.2%
COLT Telecom Group PLC:
   2.000% 03/29/06 (a)        EUR      115,000      152,357
   2.000% 12/16/06 (a)                  60,000       81,505
                                                -----------
                      Telecommunications Total      233,862
                                                -----------
                              TRANSPORTATION,
                     COMMUNICATIONS, ELECTRIC,
                 GAS & SANITARY SERVICES TOTAL      303,286
                                                -----------

TOTAL CONVERTIBLE BONDS
   (cost of $612,616)                               697,286
                                                -----------

COMMON STOCKS - 0.1% (J)                SHARES
-----------------------------------------------------------
MANUFACTURING - 0.1%
PRIMARY METAL - 0.1%
Bayou Steel Corp.,                       7,737      118,763
                                                -----------
                           Primary Metal Total      118,763
                                                -----------
                           MANUFACTURING TOTAL      118,763
                                                -----------




See notes to investment portfolio.

May 31, 2004 (Unaudited)


COMMON STOCKS (J) (CONTINUED)           SHARES    VALUE ($)
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 0.0%
POLLUTION CONTROL - 0.0%
Fairlane Management Corp. (f)(k)         1,800           --
                                                -----------
                       Pollution Control Total           --
                                                -----------
                               TRANSPORTATION,
                     COMMUNICATIONS, ELECTRIC,
                 GAS & SANITARY SERVICES TOTAL           --
                                                -----------

TOTAL COMMON STOCKS
   (cost of $269,253)                               118,763
                                                -----------

WARRANTS - 0.0% (J)                      UNITS
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 0.0%
CABLE - 0.0%
Cable Satisfaction International, Inc.,
   Expires 03/01/05 (a)(g)(k)              355           --
Ono Finance PLC,
   Expires 03/16/11 (a)(g)(k)              160           --
                                                -----------
                                   Cable Total           --
                                                -----------

INDEPENDENT POWER PRODUCERS - 0.0%
UbiquiTel, Inc.,
   Expires 04/15/10 (a)(g)(k)              150           --
                                                -----------
             Independent Power Producers Total           --
                                                -----------

RADIOTELEPHONE COMMUNICATIONS - 0.0%
Horizon PCS, Inc.,
   Expires 10/01/10 (a)(f)(g)(k)           220           --
                                                -----------
           Radiotelephone Communications Total           --
                                                -----------

TELECOMMUNICATIONS - 0.0%
AT&T Canada, Inc.,
   Expires 08/15/07 (a)(g)(k)              250           --
Carrier1 International SA,
   Expires 02/19/09 (a)(f)(g)(k)           209           --
Jazztel PLC
   Expires 07/15/10 (a)(g)(k)               40           --
                                                -----------
                      Telecommunications Total           --
                                                -----------

TRANSPORTATION SERVICES - 0.0%
QDI, Inc.,
   Expires 01/15/07 (a)(g)                 510        2,142
                                                -----------
                 Transportation Services Total        2,142
                                                -----------
                               TRANSPORTATION,
                     COMMUNICATIONS, ELECTRIC,
                 GAS & SANITARY SERVICES TOTAL        2,142
                                                -----------

TOTAL WARRANTS
   (cost of $20,773)                                  2,142
                                                -----------




SHORT-TERM OBLIGATION - 6.4%               PAR    VALUE ($)
-----------------------------------------------------------
Repurchase agreement with State Street
   Bank & Trust Co., dated 05/28/04,
   due 06/01/04 at 0.930%, collateralized
   by a U.S. Treasury Bond maturing
   02/15/16, market value of $6,682,563
   (repurchase proceeds $6,549,677)
   (cost of $6,549,000)       USD    6,549,000    6,549,000
                                                -----------

TOTAL INVESTMENTS - 101.3%
   (cost of $102,677,532) (l)                   103,328,619
                                                -----------

OTHER ASSETS & LIABILITIES, NET  - (1.3)%        (1,378,699)
-----------------------------------------------------------
NET ASSETS - 100.0%                             101,949,920
                                                ===========

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, these securities amounted $11,086,277, which represents 10.9% of net assets.
(b) Step bond. This security is currently accruing at zero. Shown parenthetically is the interest rate to be paid and the date the Trust will begin accruing at this rate.
(c) Zero coupon bond.
(d) The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants, however, under the issuer's plan of reorganization, the issuer has guaranteed all interest due and therefore income is still being accrued. As of May 31, 2004, the value of this security represents 0.1% of net assets.
(e) Security purchased on a delayed delivery basis.
(f) The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of May 31, 2004, the value of these securities amounted to $497,174, which represents 0.5% of net assets.
(g) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(h) The issuer is in default of certain debt covenants. Income is not being fully accrued. As of May 31, 2004, the value of this security represents 0.3% of net assets.
(i) Variable rate security. The interest rate shown reflects the rate as of May 31, 2004.
(j) Non-income producing security.
(k) Security has no value.
(l) Cost for federal income tax purposes is $103,835,758.

As of May 31, 2004, the Trust had entered into the following forward currency exchange contracts:


 FORWARD CURRENCY            AGGREGATE  SETTLEMENT  UNREALIZED
 CONTRACTS TO BUY   VALUE    FACE VALUE    DATE    APPRECIATION
---------------------------------------------------------------
        EUR    $   75,716   $   74,803    06/10/04   $    913
                                                     --------

 FORWARD CURRENCY
     CONTRACTS               AGGREGATE  SETTLEMENT  UNREALIZED
     TO SELL        VALUE   FACE VALUE     DATE    DEPRECIATION
---------------------------------------------------------------
        EUR    $1,213,800   $1,245,421    06/17/04 $ (31,621)
        EUR       227,787      230,568    06/10/04    (2,781)
        EUR       538,650      549,290    06/28/04   (10,640)
        EUR       205,884      209,951    06/28/04    (4,067)
        EUR       287,352      292,954    06/28/04    (5,602)
        EUR       277,913      283,189    06/28/04    (5,276)
        EUR     1,055,754    1,076,608    06/28/04   (20,854)
        GBP       468,493      484,657    06/21/04   (16,164)
                                                  ----------
                                                   $ (97,005)
                                                  ----------

See notes to financial statements.

May 31, 2004 (Unaudited)


NOTES TO INVESTMENT PORTFOLIO (CONTINUED):
--------------------------------------------------------------------------------
The Trust was invested in the following countries at May 31, 2004:

                                                    % OF TOTAL
COUNTRY                                 VALUE      INVESTMENTS
-------------------------------------------------------------------
United States                        $ 66,777,158       64.6
United Kingdom                          4,523,522        4.4
Canada                                  3,451,094        3.3
Sweden                                  2,872,784        2.8
Mexico                                  2,536,836        2.5
New Zealand                             2,418,645        2.3
Brazil                                  2,336,313        2.3
Russia                                  2,304,914        2.2
Italy                                   2,129,972        2.1
Germany                                 2,122,050        2.1
Australia                               1,632,784        1.6
South Africa                            1,623,940        1.6
Colombia                                1,392,109        1.3
Spain                                   1,089,591        1.1
Bulgaria                                1,072,225        1.0
Greece                                    985,903        1.0
Venezuela                                 685,981        0.7
Poland                                    600,977        0.6
Panama                                    540,587        0.5
Norway                                    530,965        0.5
Peru                                      454,500        0.4
Hungary                                   263,854        0.3
Ireland                                   253,800        0.2
Philippines                               240,465        0.2
Netherlands                               191,400        0.2
France                                    151,200        0.1
Belgium                                   104,550        0.1
Luxembourg                                 40,500        0.0
                                     ------------     ------
                                     $103,328,619      100.0
                                     ============     ======



            ACRONYM                         NAME
---------------------------------------------------------
            AUD                      Australian Dollar
            CAD                      Canadian Dollar
            EUR                      Euro Currency
            GBP                      British Pound
            HUF                      Hungarian Forint
            NOK                      Norwegian Krona
            NZD                      New Zealand Dollar
            PIK                      Payment-In-Kind
            PLN                      Polish Zloty
            SEK                      Swedish Krona
            USD                      United States Dollar
            ZAR                      South African Rand




See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2004 (Unaudited)



ASSETS:

Investments, at cost                           $102,677,532
                                               ------------
Investments, at value                          $103,328,619
Net unrealized appreciation on foreign
   forward currency contracts                           913
Receivable for:
   Investments sold                                 585,154
   Interest                                       2,052,572
   Dollar roll fee income                             3,552
Expense reimbursement due from
   Investment Advisor                                    77
Deferred Trustees' compensation plan                  7,637
Other assets                                          2,357
                                               ------------
      Total Assets                              105,980,881
                                               ------------

LIABILITIES:
Payable to custodian bank                             9,403
Net unrealized depreciation on foreign
   forward currency contracts                        97,005
Payable for:
   Investments purchased                            626,464
   Investments purchased on a delayed
      delivery basis                              2,575,772
   Distributions                                    594,486
   Investment advisory fee                           63,605
   Transfer agent fee                                 9,243
   Pricing and bookkeeping fees                      11,337
   Audit fee                                         27,306
   Custody fee                                        8,703
Deferred Trustees' fees                               7,637
                                               ------------
      Total Liabilities                           4,030,961
                                               ------------
NET ASSETS                                     $101,949,920
                                               ============

COMPOSITION OF NET ASSETS:
Paid-in capital                                $120,444,511
Overdistributed net investment income            (1,877,910)
Accumulated net realized loss                   (17,179,207)
Net unrealized appreciation
(depreciation) on:
   Investments                                      651,087
   Foreign currency translations                    (88,561)
                                               ------------
NET ASSETS                                     $101,949,920
                                               ============

Shares outstanding                               11,009,000
                                               ------------
Net asset value per share                      $       9.26
                                               ============




STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2004 (Unaudited)


INVESTMENT INCOME:

Interest                                       $  3,663,555
Dollar roll fee income                               22,723
                                               ------------
   Total Investment Income (net of
      foreign taxes withheld of $2,589)           3,686,278
                                               ------------

EXPENSES:
Investment advisory fee                             394,077
Transfer agent fee                                   22,809
Pricing and bookkeeping fees                         37,471
Trustees' fees                                        3,930
Custody fee                                          19,625
Other expenses                                       60,785
                                               ------------
   Total Expenses                                   538,697
Custody earnings credit                                (213)
                                               ------------
   Net Expenses                                     538,484
                                               ------------
Net Investment Income                             3,147,794
                                               ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
   Investments                                    3,107,085
   Foreign currency transactions                   (139,890)
                                               ------------
      Net realized gain                           2,967,195
                                               ------------
Net change in unrealized appreciation/
   depreciation on:
   Investments                                   (4,228,651)
   Foreign currency translations                    (47,052)
                                               ------------
      Net change in unrealized
        appreciation/depreciation                (4,275,703)
                                               ------------
Net Loss                                         (1,308,508)
                                               ------------
Net Increase in Net Assets from Operations     $  1,839,286
                                               ------------




See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              (UNAUDITED)
                                                                                           SIX MONTHS ENDED       YEAR ENDED
                                                                                                MAY 31,          NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                                                               2004                2003
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                                          $  3,147,794      $  6,475,980
Net realized gain on investments and foreign currency transactions                                2,967,195         1,748,681
Net change in unrealized appreciation/depreciation
   on investments and foreign currency translations                                              (4,275,703)        8,481,511
                                                                                               ------------      ------------
Net Increase from Operations                                                                      1,839,286        16,706,172
                                                                                               ------------      ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                       (4,127,274)       (7,133,128)
                                                                                               ------------      ------------
Total Increase (Decrease) in Net Assets                                                          (2,287,988)        9,573,044
                                                                                               ------------      ------------

NET ASSETS:
Beginning of period                                                                             104,237,908        94,664,864
                                                                                               ------------      ------------
End of period (including overdistributed net investment income
   of $(1,877,910) and $(898,430), respectively)                                               $101,949,920      $104,237,908
                                                                                               ============      ============

NUMBER OF TRUST SHARES OUTSTANDING:
End of period                                                                                    11,009,000        11,009,000
                                                                                               ------------      ------------


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2004 (Unaudited)



NOTE 1. ORGANIZATION

Colonial InterMarket Income Trust I (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

INVESTMENT GOAL
The Trust seeks to maximize current income by diversifying investments primarily in U.S. and foreign government and lower-rated corporate debt securities.

TRUST SHARES
The Trust may issue an unlimited number of shares.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION
Debt securities generally are valued by a pricing service approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Trust's shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Trust's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Trust may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Trust may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Trust's investments against currency fluctuations. Forward currency contracts are valued daily at the forward exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency

May 31, 2004 (Unaudited)


transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Trust's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Trust could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

REPURCHASE AGREEMENTS
The Trust may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. The Trust, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Trust's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights.

MORTGAGE DOLLAR ROLL TRANSACTIONS
The Trust may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Trust of securities that it holds with an agreement by the Trust to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and repurchase, the Trust will not be entitled to accrue interest and receive principal payment on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Trust may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Trust's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party. The Trust identifies U.S. Government securities or other liquid high grade debt obligations as segregated with the custodian in an amount equal to the mortgage dollar roll transactions.

DELAYED DELIVERY SECURITIES
The Trust may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices. The Trust identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION
Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Trust becomes aware of such, net of non-reclaimable tax withholdings. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction.

FOREIGN CURRENCY TRANSACTIONS
The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Trust does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FEDERAL INCOME TAX STATUS
The Trust intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Trust intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Trust should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually.

May 31, 2004 (Unaudited)



NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended November 30, 2003 was as follows: Distributions paid from:

    Ordinary Income*                             $7,133,128
    Tax Return of Capital                                --
    Long-Term Capital Gains                              --

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at May 31, 2004, based on cost of investments for federal income tax purposes, and excluding any unrealized appreciation and depreciation from changes in the value of assets and liabilities resulting from changes in exchange rates, was:

      Unrealized appreciation                   $ 4,034,030
      Unrealized depreciation                    (4,541,169)
                                                -----------
           Net unrealized depreciation          $  (507,139)
                                                ===========

The following capital loss carryforwards, determined as of November 30, 2003, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

            YEAR OF                    CAPITAL LOSS
          EXPIRATION                   CARRYFORWARD
        ---------------               ---------------
             2007                       $ 1,469,295
             2008                         5,857,135
             2009                         5,692,253
             2010                         7,020,484
                                      -------------
                                        $20,039,167
                                      -------------

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Trust. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston, including the Trust's investment advisor, was acquired by Bank of America Corporation ("BOA"). The acquisition did not change the way the Trust is managed, the investment personnel assigned to manage the Trust or the fees paid by the Trust.

INVESTMENT ADVISORY FEE
Columbia provides administrative and other services to the Trust in addition to investment advisory services. Columbia receives a monthly investment advisory fee at the annual rate of 0.75% of the Trust's average weekly net assets.

PRICING AND BOOKKEEPING FEES
Columbia is responsible for providing pricing and bookkeeping services to the Trust under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Trust, Columbia receives from the Trust an annual flat fee of $10,000 paid monthly, and in any month that the Trust's average weekly net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average weekly net assets of the Trust for that month. The Trust also pays additional fees for pricing services based on the number of securities held by the Trust. For the six months ended May 31, 2004, the Trust's annualized effective pricing and bookkeeping fee rate was 0.071%.

CUSTODY CREDITS
The Trust has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES
The Trust pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

OTHER
Columbia provides certain services to the Trust related to Sarbanes-Oxley compliance. For the six months ended May 31, 2004, the Fund paid $724 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operation.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended May 31, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $44,056,241 and $48,426,623, respectively of which $10,617,778 and $10,410,582, respectively, were U.S. Government securities.

May 31, 2004 (Unaudited)


NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS
AND CONTINGENCIES

FOREIGN SECURITIES
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

HIGH-YIELD SECURITIES
Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent there is no established secondary market.

INDUSTRY FOCUS
The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

ISSUER FOCUS
As a non-diversified trust, the Trust may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified trust. The Trust may, therefore, have a greater risk of loss from a few issuers than a similar trust that invests more broadly.

LEGAL PROCEEDINGS
Columbia and Columbia Funds Distributor, Inc. ("CFDI"), and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds, as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or CFDI were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and CFDI, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and CFDI alleging that Columbia and CFDI had violated certain New York anti-fraud statutes. If either Columbia or CFDI is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, CFDI or any company that is an affiliated person of Columbia and CFDI from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and CFDI that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and CFDI entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and CFDI agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and CFDI to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and CFDI's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                  (UNAUDITED)
                                               SIX MONTHS ENDED                 YEAR ENDED NOVEMBER 30,
                                                    MAY 31,    --------------------------------------------------------------
                                                     2004         2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     9.47   $     8.60   $     8.91   $     9.14   $    10.26   $   11.13
                                                    ----------   ----------   ----------   ----------   ----------   ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     0.29(a)      0.59(a)      0.63(a)(b)   0.78(a)      0.90(c)     0.91
Net realized and unrealized gain (loss) on
   investments and foreign currency                      (0.13)        0.93        (0.23)(b)    (0.17)       (1.13)      (0.88)
                                                    ----------   ----------   ----------   ----------   ----------   ---------
      Total from Investment Operations                    0.16         1.52         0.40         0.61        (0.23)       0.03
                                                    ----------   ----------   ----------   ----------   ----------   ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                               (0.37)       (0.65)       (0.64)       (0.75)       (0.87)      (0.90)
Return of capital                                           --           --        (0.07)       (0.09)       (0.02)         --
                                                    ----------   ----------   ----------   ----------   ----------   ---------
      Total Distributions Declared to Shareholders       (0.37)       (0.65)       (0.71)       (0.84)       (0.89)      (0.90)
                                                    ----------   ----------   ----------   ----------   ----------   ---------
NET ASSET VALUE, END OF PERIOD                      $     9.26   $     9.47   $     8.60   $     8.91   $     9.14   $   10.26
                                                    ==========   ==========   =========   ===========   ==========   =========
Market price per share                              $     8.28   $     8.96   $     7.98   $     8.19   $     7.94   $    8.31
                                                    ==========   ==========   =========   ===========   ==========   =========
Total return-- based on market value (d)                 (3.59)%(e)   20.93%       6.00%        13.47%        6.08%     (13.51)%
                                                    ==========   ==========   =========   ===========   ==========   =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                              1.03%(g)     1.04%        1.00%        1.04%        0.94%       1.00%
Net investment income (f)                                 5.99%(g)     6.44%        7.24%(b)     8.52%        9.08%       8.51%
Portfolio turnover rate                                     43%(e)       64%          83%          65%          53%         52%
Net assets, end of period (000's)                   $  101,950    $ 104,238   $   94,665     $ 98,088     $100,649   $ 113,005

(a)Per share data was calculated using average shares outstanding during the period.

(b)Effective December 1, 2001, the Trust adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to decrease the net investment income per share by $0.04, decrease the net realized and unrealized loss per share by $0.04 and decrease the ratio of net investment income to average net assets from 7.79% to 7.24%. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(d)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                                                                    YEAR ENDED NOVEMBER 30,
                                                                --------------------------------------------------------------
                                                                  1998         1997         1996         1995         1994
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $    11.45    $   11.52    $   11.27    $   10.41   $   12.01
                                                                 ----------    ---------    ---------    --------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                  0.94         0.91         1.00         0.99        0.98
Net realized and unrealized gain (loss) on
   investments and foreign currency                                   (0.25)          --(a)      0.24         0.82       (1.27)
                                                                 ----------    ---------    ---------    --------    ---------
      Total from Investment Operations                                 0.69         0.91         1.24         1.81       (0.29)
                                                                 ----------    ---------    ---------    --------    ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                            (0.93)       (0.98)       (0.99)       (0.95)      (0.97)
In excess of net investment income                                       --(a)        --           --           --          --
From net realized gains                                               (0.03)          --           --           --       (0.34)
In excess of net realized gains                                       (0.05)          --           --           --          --
                                                                 ----------    ---------    ---------    --------    ---------
      Total Distributions Declared to Shareholders                    (1.01)       (0.98)       (0.99)       (0.95)      (1.31)
                                                                 ----------    ---------    ---------    --------    ---------
NET ASSET VALUE, END OF PERIOD                                   $    11.13    $   11.45    $   11.52    $   11.27   $   10.41
                                                                 ==========   =========   ===========   ==========   =========
Market price per share                                           $    10.56    $   10.94    $   10.63    $   10.75   $   10.00
                                                                 ==========   =========   ===========   ==========   =========
Total return-- based on market value (b)                               6.26%       12.62%        8.30%       17.67%      (5.42)%
                                                                 ==========   =========   ===========   ==========   =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (c)                                                           0.93%        0.96%        0.95%        0.97%       0.98%
Net investment income (c)                                              8.22%        8.06%        8.33%        8.73%       8.84%
Portfolio turnover rate                                                  99%         156%         117%          77%         99%
Net assets, end of period (000's)                                 $ 122,490     $126,011     $126,835     $124,097    $114,568

(a)Rounds to less than $0.01 per share.
(b)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(c)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

SHAREHOLDER MEETING RESULTS

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 26, 2004, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following Item listed on the Trust's Proxy Statement for said Meeting. On March 10, 2004, the record date for the Meeting, the Trust had 11,009,000 common shares outstanding. The votes cast were as follows:

          PROPOSAL 1.

          ELECTION OF TRUSTEES:                    FOR                WITHHELD
--------------------------------------------------------------------------------
          John J. Neuhauser                     9,909,310              162,811
          Patrick J. Simpson                    9,909,612              162,509
          Thomas C. Theobald                    9,907,987              164,134
          Richard L. Woolworth                  9,907,028              165,093

DIVIDEND REINVESTMENT PLAN

COLONIAL INTERMARKET INCOME TRUST I

Pursuant to the Trust's Dividend Reinvestment Plan (the "Plan"), all shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional shares of the Trust by EquiServe (the "Plan Agent") unless a shareholder elects to receive cash. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or the nominee or the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to shareholders who elect not to participate in the Plan will be paid by check mailed directly to the shareholder of record on the record date therefore by the Plan Agent as the dividend disbursing agent.

Non-participants in the Plan will receive distributions in cash. Distributions payable to participants in the Plan will be applied by the Plan Agent, acting as agent for Plan participants, to the purchase of shares of the Trust. Such shares will be purchased by the Plan Agent at the then current market price of such shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to the participant's account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder's notice of election to withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting distributions. The Plan Agent's fees for the handling of the reinvestment of distributions will be paid by the Trust. Each participant in the Plan will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions. Purchase orders from the participants in the Plan may be combined with those of other participants and the price paid by any particular participant may be the average of the price paid on various orders executed on behalf of groups of participants in the Plan.

The automatic reinvestment of distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days' written notice to the Plan participants. All correspondence concerning the Plan should be directed to EquiServe by mail at P.O. Box 403011, Providence, RI 02940-3011, or by phone at 1-800-426-5523.

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

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

TRANSFER AGENT

--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial InterMarket Income Trust I is:

EquiServe
P.O. Box 43010
Providence, RI 02940-3010


The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the trust may speak to a representative at 800-426-3750.

A description of the policies and procedures that the trust uses to determine how to vote proxies relating to its portfolio securities is available (i) without charge, upon request, by calling 800-730-6001 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

This report has been prepared for shareholders of Colonial InterMarket Income Trust I.

COLONIAL INTERMARKET INCOME TRUST I          SEMIANNUAL REPORT

                                                198-03/060S-0504 (07/04) 04/1523

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees/Directors since those procedures were last disclosed in response to Item 7(d)(2)(ii)(G) of
Schedule 14A.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on his evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable at this time.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              Colonial InterMarket Income Trust I
            ------------------------------------------------------------------


By (Signature and Title) /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                        J. Kevin Connaughton, President and Treasurer

Date                               August 3, 2004
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                         J. Kevin Connaughton, President and Treasurer

Date                                August 3, 2004
    --------------------------------------------------------------------------